Derivatives - Notional of hedging instruments affected by interest rate benchmark reform (Details) - GBP (£) £ in Billions	Dec. 31, 2021	Dec. 31, 2020
Fair value hedging | EUR IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform		£ 13.6
Fair value hedging | GBP LIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform		11.2
Fair value hedging | USD IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	£ 20.2	26.6
Fair value hedging | Other currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform		1.1
Cash flow hedging | EUR IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform		5.2
Cash flow hedging | GBP LIBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform		51.7
Cash flow hedging | SOFR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	0.2
Cash flow hedging | USD IBOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount hedging instruments affected by interest rate benchmark reform	3.1	£ 2.7
Cash flow hedging | Risk free rate | Cross Currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount, convertible to repricing	£ 1.0